Warrants	12 Months Ended
Dec. 25, 2021
Other Liabilities Disclosure [Abstract]
Warrants

8.  Warrants

Each whole warrant entitles the holder thereof to purchase one share of common stock at an exercise price of $11.50 per share and a redemption price of $.10 a share. As of the date of the merger, as discussed in Note 3 - Merger Agreement, there were 24,666,628 warrants outstanding consisting of 16,666,628 public warrants, which were included in the units issued in Landcadia's initial public offering (“Public Warrants”), and 8,000,000 private placement warrants, which were included in the units issued in the concurrent private placement at the time of Landcadia's initial public offering (“Private Placement Warrants” and, collectively with the Public Warrants, the “Warrants”). The Public and Private Placement Warrants were accounted for as liabilities and are presented as warrant liabilities on the Consolidated Balance Sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within loss on change in fair value of warrant liabilities in the Consolidated Statements of Comprehensive Loss. As of the date of the Merger, the fair market value of the warranty liabilities were recorded as $77,190 on the Consolidated Balance Sheets. The Public Warrants were considered part of level 1 of the fair value hierarchy, as those securities are traded on an active public market. At the Closing Date, the Company valued the Private Warrants using Level 3 of the fair value hierarchy. The Private Warrants were valued using a Modified Black Scholes Model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Warrants are the share price of the Company's common stock, the risk-free rate, and the expected volatility of the Company’s common stock.

The Public Warrants may only be exercised for a whole number of shares. No fractional warrants were issued upon separation of the units issued in the initial public offering into their component parts of Public Warrants and shares of common stock. The Public Warrants became exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Public Offering.

On November 22, 2021, the Company announced that it would redeem all of its outstanding warrants (the “Public Warrants”) to purchase shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), that were issued under the Amended and Restated Warrant Agreement (the “Warrant Agreement”), dated November 13, 2020, by and between the Company and Continental Stock Transfer & Trust Company (“CST”), as warrant agent (the “Warrant Agent”) as part of the units sold in the Company’s initial public offering (the “IPO”) and that remain outstanding at 5:00 p.m. New York City time on December 22, 2021 (the “Redemption Date”) for a redemption price of $0.10 per Public Warrant. In addition, the Company would redeem all of its outstanding warrants to purchase Common Stock that were issued under the Warrant Agreement in a private placement simultaneously with the IPO (the “Private Warrants” and, together with the Public Warrants, the “Warrants”) on the same terms as the outstanding Public Warrants.

Under the terms of the Warrant Agreement, the Company was entitled to redeem all of the outstanding Public Warrants at a redemption price of $0.10 per Public Warrant if (i) the last sales price (the “Reference Value”) of the Common Stock equals or exceeds $10.00 per share on any twenty trading days within any thirty-day trading period ending on the third trading day prior to the date on which a notice of redemption is given and (ii) if the Reference Value is less than $18.00 per share, the Private Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants. At the direction of the Company, the Warrant Agent delivered a notice of redemption to each of the registered holders of the outstanding Warrants. As the Reference Value was less than $18.00 per share, payment upon exercise of the Warrants was made either (i) in cash, at an exercise price of $11.50 per share of Common Stock or (ii) on a “cashless basis” in which the exercising holder received a number of shares of Common Stock determined in accordance with the terms of the Warrant Agreement and based on the Redemption Date and the volume weighted average price (the “Fair Market Value”) of the Common Stock during the 10 trading days immediately following the date on which the notice of redemption was sent to holders of Warrants. The Company provided holders the Fair Market Value no later than one business day after such 10-trading day period ends. In no event did the number of shares of Common Stock issued in connection with an exercise on a cashless basis exceed 0.361 shares of Common Stock per Warrant. If any holder of Warrants would, after taking into account all of such holder’s Warrants exercised at one time, have been entitled to receive a fractional interest in a share of Common Stock, the number of shares the holder was entitled to receive was rounded down to the nearest whole number of shares. Any Warrants that remained unexercised at 5:00 p.m. New York City time on the Redemption Date was then void and no longer exercisable, and the holders of those Warrants were entitled to receive only the redemption price of $0.10 per warrant.

As of December 25, 2021, the Company exercised and redeemed all of its warrants generating cash proceeds of $8 and cash paid of $47 and issuing 6,364,978 shares of Common Stock. Public and private warrant exercise activity and underlying Common Stock issued or surrendered for the year ended December 25, 2021 is:

	Public	Private
	Warrants	Warrants	Total
Beginning balance as of July, 14 2021	16,666,628	8,000,000	24,666,628
Shares issued for cash exercises	(666)	—	(666)
Shares issued for cashless exercises	(16,199,169)	(8,000,000)	(24,199,169)
Shares redeemed by the Company	(466,793)	—	(466,793)
Ending balance as of December 25, 2021	—	—	—